Trading revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Trading revenues
Trading revenues	SFr 41	SFr (36)	SFr 153	SFr 5	SFr 1,964
Interest rate products
Trading revenues
Trading revenues	(1,084)	(365)	154	(1,449)	906
Foreign exchange products
Trading revenues
Trading revenues	241	329	358	570	506
Equity/index-related products
Trading revenues
Trading revenues	425	84	(117)	509	884
Credit products
Trading revenues
Trading revenues	822	8	(271)	830	(304)
Commodity, emission and energy products
Trading revenues
Trading revenues	(17)	59	(7)	42	2
Other trading securities
Trading revenues
Trading revenues	SFr (346)	SFr (151)	SFr 36	(497)	(30)
Bank
Trading revenues
Trading revenues				(46)	1,924
Bank | Interest rate products
Trading revenues
Trading revenues				(1,445)	893
Bank | Foreign exchange products
Trading revenues
Trading revenues				568	497
Bank | Equity/index-related products
Trading revenues
Trading revenues				456	868
Bank | Credit products
Trading revenues
Trading revenues				830	(304)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues				42	2
Bank | Other trading securities
Trading revenues
Trading revenues				SFr (497)	SFr (32)